BUSINESS ACQUISITION - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Goodwill		¥ 331	$ 48	¥ 331
Tianjin Puxin [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Business combination consideration transferred	¥ 37,399
Payment to acquire business	35,529
Intangible assets	13,700
Goodwill	¥ 43,300
Revenue of the acquiree after acquisition percentage	0.05%
Total assets of the acquiree after acquisition percentage	0.15%